Share based compensation - Stock appreciation rights - Changes in SARs (Details) - Stock appreciation rights	3 Months Ended
Mar. 31, 2020 $ / shares shares
Balance, No. of Units (Beginning) | shares	2,544,983
Balance, Weighted average exercise price | $ / shares	$ 7.14
SARs granted during the three months | shares	549,020
SARs granted during the three months | $ / shares	$ 5.25
SARs forfeited during the three months | shares	0
SARs forfeited during the three months | $ / shares	$ 0.00
Balance, No. of Units (Ending) (none of which are exercisable or convertible) | shares	3,094,003
Balance, Weighted average exercise price | $ / shares	$ 6.80